UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.39%
	Advertising Agencies - 2.12%
216,000	Aimia, Inc. (a)	$2,333,963

	Aerospace & Defense - 3.07%
19,500	Northrop Grumman Corp.	3,373,695

	Air Transport - 1.01%
6,500	FedEx Corp.	1,114,230

	Aluminum - 2.29%
254,700	Alcoa Inc.	2,513,889

	Banks: Diversified - 1.09%
27,000	SunTrust Banks, Inc.	1,197,180

	Chemicals: Diversified - 0.91%
11,600	BASF SE - ADR	1,000,500

	Computer Services, Software & Systems - 7.32%
171,600	CA Inc.	4,999,566
65,200	Microsoft Corp.	3,044,840
		8,044,406
	Computer Technology - 1.33%
47,800	Hewlett Packard Co.	1,458,856

	Consumer Lending - 2.42%
116,720	Ally Financial, Inc. (b)	2,657,714

	Diversified Financial Services - 13.09%
281,200	Bank of America Corp.	5,027,856
81,300	Citigroup Inc.	4,752,798
67,200	JPMorgan Chase & Co.	4,605,216
		14,385,870
	Diversified Retail - 1.57%
23,900	Wal-Mart Stores, Inc.	1,720,322

	Electronic Components - 0.87%
15,710	TE Connectivity Ltd.	957,053

	Engineering & Contracting Services - 6.01%
14,600	Fluor Corp.	682,550
338,830	KBR, Inc.	5,919,360
		6,601,910
	Foods - 6.89%
41,300	ConAgra Foods, Inc.	1,819,678
89,683	Herbalife Ltd. (b)	4,528,095
27,700	Tyson Foods, Inc. - Class A	1,228,495
		7,576,268
	Homebuilding - 1.75%
43,926	Lennar Corp. - Class B	1,926,594

	Household Equipment & Products - 1.77%
33,248	Tupperware Brands Corp.	1,944,011

		Insurance: Life - 6.57%
404,900		CNO Financial Group, Inc.	7,223,416

		Insurance: Multi-Line - 3.94%
35,100		American International Group, Inc.	2,250,612
44,404		Voya Financial, Inc.	2,084,768
			4,335,380
		Insurance: Property-Casualty - 0.27%
7,700		XL Group plc	292,754

		Offshore Drilling & Other Services - 3.57%
236,614		Ensco plc - Class A (a)	3,923,060

		Oil: Crude Producers - 0.82%
104,000		Chesapeake Energy Corp.	900,640

		Oil: Integrated - 1.69%
12,100		BP plc - ADR	447,337
24,530		Royal Dutch Shell Plc - Class A - ADR	1,409,985
			1,857,322
		Pharmaceuticals - 13.82%
3,900		Allergan plc (a)(b)	1,291,485
60,400		Eli Lilly & Co.	5,104,404
68,700		Merck & Co., Inc.	4,050,552
131,500		Pfizer, Inc.	4,741,890
			15,188,331
		Shipping - 3.33%
156,500		Euronav SA (a)(b)	2,375,670
62,700		Golar LNG Partners LP (a)	1,285,977
			3,661,647
		Specialty Retail - 1.04%
9,800		Home Depot, Inc.	1,146,894

		Steel - 3.02%
88,500		Carpenter Technology Corp.	3,322,290

		Tobacco - 2.72%
35,000		Philip Morris International, Inc.	2,993,550

		Utilities: Electrical - 4.09%
23,500		Entergy Corp.	1,668,970
87,900		Exelon Corp.	2,820,711
			4,489,681
		TOTAL COMMON STOCKS (Cost $97,953,893)	108,141,426

		SHORT-TERM INVESTMENTS - 1.70%
934,420		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	934,420
934,420		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	934,420
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,868,840)	1,868,840

		Total Investments in Securities (Cost $99,822,733) - 100.09%	110,010,266
		Liabilities in Excess of Other Assets - (0.09)%	(99,258)
		NET ASSETS - 100.00%	$109,911,008

	ADR -	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of July 31, 2015.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.67%
	Advertising Agencies - 2.45%
554,600	Aimia, Inc. (a)	$5,992,606

	Aerospace & Defense - 0.91%
405,138	Kratos Defense & Security Solutions, Inc. (b)	2,212,054

	Aluminum - 2.40%
69,518	Kaiser Aluminum Corp.	5,870,795

	Asset Management & Custodian - 5.64%
190,400	OM Asset Management PLC	3,364,368
1,053,100	Uranium Participation Corp. (a)(b)	4,066,334
52,400	Virtus Investment Partners, Inc.	6,333,064
		13,763,766
	Banks: Diversified - 9.21%
30,641	First Citizens BancShares, Inc. - Class A	7,854,514
618,088	First Horizon National Corp.	9,796,695
666,115	Park Sterling Corp.	4,822,673
		22,473,882
	Chemicals: Specialty - 5.04%
284,304	Innospec, Inc.	12,296,148

	Commercial Vehicles & Parts - 0.79%
109,471	Miller Industries, Inc.	1,916,837

	Computer Services, Software & Systems - 3.21%
145,944	Science Applications International Corp.	7,834,274

	Consumer Lending - 2.27%
89,235	Cash America International, Inc.	2,474,486
47,989	Enova International, Inc. (b)	867,641
1,821	EZCORP, Inc. - Class A (b)	12,911
55,038	Nelnet, Inc. - Class A	2,167,947
		5,522,985
	Containers & Packaging - 0.55%
67,142	UFP Technologies, Inc. (b)	1,335,454

	Diversified Manufacturing Operations - 2.05%
16,126	A. M. Castle & Co. (b)	45,959
361,157	Harsco Corp.	4,962,298
		5,008,257
	Engineering & Contracting Services - 7.18%
107,092	Argan, Inc.	4,163,737
764,760	KBR, Inc.	13,360,357
		17,524,094
	Equity REIT - Timber - 0.40%
90,600	CatchMark Timber Trust, Inc. - Class A	967,608

	Health Care Facilities - 1.93%
83,774	Tenet Healthcare Corp. (b)	4,716,476

	Homebuilding - 2.80%
26,929	Lennar Corp. - Class B	1,181,106
237,268	William Lyon Homes - Class A (b)	5,661,214
		6,842,320

		Household Equipment & Products - 3.21%
133,945		Tupperware Brands Corp.	7,831,764

		Insurance: Life - 8.50%
1,153,858		CNO Financial Group, Inc.	20,584,827
34,548		Health Insurance Innovations, Inc. - Class A (b)	160,302
			20,745,129
		Insurance: Multi-Line - 1.44%
75,000		Voya Financial, Inc.	3,521,250

		Leisure Time - 0.77%
205,333		Callaway Golf Co.	1,880,850

		Office Supplies Equipment - 1.75%
125,600		Lexmark International, Inc - Class A	4,269,144

		Offshore Drilling & Other Services - 2.85%
1,810,870		Ocean Rig UDW, Inc.	6,953,741

		Oil: Crude Producers - 0.41%
573,119		Energy XXI Ltd.	1,014,420

		Paper - 1.63%
141,080		Kapstone Paper and Packaging Corp.	3,301,272
57,200		Mercer International, Inc. (b)	691,548
			3,992,820
		Real Estate Investment Trusts (REITs) - 7.15%
354,009		Government Properties Income Trust	6,113,735
368,367		Granite Real Estate Investment Trust (a)	11,342,020
			17,455,755
		Restaurants - 1.98%
132,700		Boston Pizza Royalties Income Fund (a)	2,067,841
261,400		Pizza Pizza Royalty Corp. (a)	2,770,198
			4,838,039
		Shipping - 9.21%
977,437		Nordic American Tankers Ltd.	14,681,104
1,087,681		Teekay Tankers Ltd. - Class A	7,798,673
			22,479,777
		Steel - 4.08%
265,123		Carpenter Technology Corp.	9,952,718

		Telecommunications Equipment - 4.65%
366,706		Arris Group, Inc. (b)	11,338,550

		Textiles, Apparel & Shoes - 2.99%
336,453		Iconix Brand Group, Inc. (b)	7,311,124

		Utilities: Electrical - 3.22%
162,991		Great Plains Energy, Inc.	4,255,695
99,814		Portland General Electric Co.	3,594,302
			7,849,997
		TOTAL COMMON STOCKS (Cost $233,288,083)	245,712,634

		Total Investments in Securities (Cost $233,288,083) - 100.67%	245,712,634
		Liabilities in Excess of Other Assets - (0.67)%	(1,630,648)
		NET ASSETS - 100.00%	$244,081,986

	(a)	Foreign issued security.
	(b)	Non-income producing security.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.45%
	Advertising Agencies - 1.94%
13,000	Aimia, Inc. (a)	$140,469

	Aerospace & Defense - 3.11%
1,300	Northrop Grumman Corp.	224,913

	Air Transport - 0.95%
400	FedEx Corp.	68,568

	Aluminum - 2.65%
19,400	Alcoa Inc.	191,478

	Banks: Diversified - 1.16%
1,900	SunTrust Banks, Inc.	84,246

	Beverage: Soft Drinks - 0.51%
900	Coca-Cola Co.	36,972

	Chemicals: Diversified - 1.07%
900	BASF SE - ADR	77,625

	Computer Services, Software & Systems - 8.48%
12,300	CA Inc.	358,361
4,700	Microsoft Corp.	219,490
900	Oracle Corp.	35,946
		613,797
	Computer Technology - 0.72%
1,700	Hewlett Packard Co.	51,884

	Consumer Lending - 2.01%
6,400	Ally Financial, Inc. (b)	145,728

	Diversified Financial Services - 11.67%
16,300	Bank of America Corp.	291,444
5,000	Citigroup Inc.	292,299
3,800	JPMorgan Chase & Co.	260,414
		844,157
	Diversified Retail - 1.69%
1,700	Wal-Mart Stores, Inc.	122,366

	Electronic Components - 1.01%
1,200	TE Connectivity Ltd.	73,104

	Engineering & Contracting Services - 6.02%
1,200	Fluor Corp.	56,100
21,700	KBR, Inc.	379,099
		435,199
	Financial Data & Systems - 0.20%
150	Mastercard, Inc. - Class A	14,610

	Foods - 7.47%
3,700	ConAgra Foods, Inc.	163,022
5,800	Herbalife Ltd. (b)	292,842
1,900	Tyson Foods, Inc. - Class A	84,265
		540,129
	Homebuilding - 1.21%
1,988	Lennar Corp. - Class B	87,194

	Household Equipment & Products - 1.77%
2,200	Tupperware Brands Corp.	128,634

		Insurance: Life - 7.05%
28,600		CNO Financial Group, Inc.	510,224

		Insurance: Multi-Line - 2.62%
900		American International Group, Inc.	57,708
2,800		Voya Financial, Inc.	131,460
			189,168
		Insurance: Property-Casualty - 0.21%
400		XL Group plc	15,208

		Offshore Drilling & Other Services - 3.50%
15,285		Ensco plc - Class A (a)	253,425

		Oil: Crude Producers - 0.96%
8,000		Chesapeake Energy Corp.	69,280

		Oil: Integrated - 1.90%
600		BP plc - ADR	22,182
2,000		Royal Dutch Shell Plc - Class A - ADR	114,960
			137,142
		Pharmaceuticals - 13.73%
200		Allergan plc (a)(b)	66,230
4,000		Eli Lilly & Co.	338,040
4,600		Merck & Co., Inc.	271,216
8,800		Pfizer, Inc.	317,328
			992,814
		Scientific Instruments: Control & Filter - 0.32%
500		Flowserve Corp.	23,495

		Shipping - 1.95%
5,900		Euronav SA (a)	89,562
2,500		Golar LNG Partners LP (a)	51,275
			140,837
		Specialty Retail - 0.16%
100		Home Depot, Inc.	11,703

		Steel - 2.02%
3,900		Carpenter Technology Corp.	146,406

		Tobacco - 3.66%
3,100		Philip Morris International, Inc.	265,143

		Utilities: Electrical - 4.65%
700		American Electric Power Co., Inc.	39,599
1,500		Entergy Corp.	106,530
5,600		Exelon Corp.	179,704
100		NextEra Energy, Inc.	10,520
			336,353
		Utilities: Telecommunications - 1.08%
700		Verizon Communications, Inc.	32,753
1,200		Vodafone Group plc - ADR	45,336
			78,089
		TOTAL COMMON STOCKS (Cost $6,890,420)	7,050,360

		SHORT-TERM INVESTMENTS - 3.36%
121,650		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	121,650
121,650		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	121,650
		TOTAL SHORT-TERM INVESTMENTS (Cost $243,300)	243,300

		Total Investments in Securities (Cost $7,133,720) - 100.81%	7,293,660
		Liabilities in Excess of Other Assets - (0.81)%	(58,374)
		NET ASSETS - 100.00%	$7,235,286

	ADR -	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of July 31, 2015.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2015:

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$490,365	$-	$-	$490,365
Consumer Staples	842,244	-	-	842,244
Energy	459,847	-	-	459,847
Financial Services	1,803,342	-	-	1,803,342
Health Care	992,814	-	-	992,814
Materials & Processing	415,509	-	-	415,509
Producer Durables	893,012	-	-	893,012
Technology	738,785	-	-	738,785
Utilities	414,442	-	-	414,442
Total Common Stocks	7,050,360	-	-	7,050,360
Short-Term Investments	243,300	-	-	243,300
Total Investments in Securities	$7,293,660	$-	$-	$7,293,660

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,071,784	$-	$-	$9,071,784
Consumer Staples	10,569,818	-	-	10,569,818
Energy	6,681,022	-	-	6,681,022
Financial Services	30,092,314	-	-	30,092,314
Health Care	15,188,331	-	-	15,188,331
Materials & Processing	6,836,679	-	-	6,836,679
Producer Durables	14,751,482	-	-	14,751,482
Technology	10,460,315	-	-	10,460,315
Utilities	4,489,681	-	-	4,489,681
Total Common Stocks	108,141,426	-	-	108,141,426
Short-Term Investments	1,868,840	-	-	1,868,840
Total Investments in Securities	$110,010,266	$-	$-	$110,010,266

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$34,696,704	$-	$-	$34,696,704
Energy	7,968,161	-	-	7,968,161
Financial Services	84,450,375	-	-	84,450,375
Health Care	4,716,476	-	-	4,716,476
Materials & Processing	33,447,935	-	-	33,447,935
Producer Durables	53,410,162	-	-	53,410,162
Technology	19,172,824	-	-	19,172,824
Utilities	7,849,997	-	-	7,849,997
Total Common Stocks	245,712,634	-	-	245,712,634
Short-Term Investments	-	-	-	-
Total Investments in Securities	$245,712,634	$-	$-	$245,712,634

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2015, the end of the reporting period.  The Diversified Large Cap Value Fund and the Equity Income Fund recognized no transfers to/from Level 1 or Level 2.

The Small Cap Value Fund had the following transfers during the period ended July 31, 2015.

Transfers into Level 2	$-

Transfers out of Level 2	4,822,673

Net transfers into/or out of Level 2	$4,822,673

Transfers were made from level 2 to level 1 due to the securities no longer being considered illiquid.

There were no Level 3 securities held in the Funds during the period ended July 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

Diversified Large Cap Value Fund

Cost of investments	$7,159,396

Gross unrealized appreciation	$864,872
Gross unrealized depreciation	(730,608)
Net unrealized appreciation	$134,264

Equity Income Fund

Cost of investments	$100,025,433

Gross unrealized appreciation	$23,624,292
Gross unrealized depreciation	(13,639,459)
Net unrealized appreciation	$9,984,833

Small Cap Value Fund

Cost of investments	$233,460,806

Gross unrealized appreciation	$51,917,378
Gross unrealized depreciation	(39,665,550)
Net unrealized appreciation	$12,251,828

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 9/ 8 /2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 9/ 8 /2015

By (Signature and Title)*/s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date 9/ 8 /2015

* Print the name and title of each signing officer under his or her signature.